PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 571,564
Less: accumulated depreciation	(93,489)
Property and equipment, net	478,075
Depreciation of expenses	63,981
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 571,564